TYPE			13F-HR
PERIOD			06/30/04
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  August 9, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	$835,125

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     1486    42900 SH       SOLE                    42900
Affordable Residential Communi                  008273104      699    42100 SH       SOLE                    42100
Alexandria Real Estate Equitie                  015271109    13284   233950 SH       SOLE                   233950
Apartment Investment and Manag                  03748R101     1650    53000 SH       SOLE                    53000
Arden Realty Group, Inc.                        039793104    16097   547340 SH       SOLE                   547340
Avalon Bay Communities                          053484101    38248   676725 SH       SOLE                   676725
BRE Properties, Inc.                            05564E106    24125   694250 SH       SOLE                   694250
Boston Properties                               101121101    19389   387160 SH       SOLE                   387160
Brandywine Realty Trust                         105368203    14735   541910 SH       SOLE                   541910
Camden Property Trust                           133131102    24237   529189 SH       SOLE                   529189
CarrAmerica Realty Corp.                        144418100     9464   313050 SH       SOLE                   313050
Catellus Development Corp                       149113102    11359   460830 SH       SOLE                   460830
Developers Diversified Realty                   251591103    33559   948800 SH       SOLE                   948800
Duke Realty Investments, Inc.                   264411505     1581    49700 SH       SOLE                    49700
Entertainment Properties Trust                  29380T105     4235   118500 SH       SOLE                   118500
Equity Office Properties Trust                  294741103    34079  1252889 SH       SOLE                  1252889
Equity Residential Properties                   29476L107    35416  1191250 SH       SOLE                  1191250
Essex Property Trust, Inc.                      297178105     9381   137250 SH       SOLE                   137250
Federal Realty Investment Trus                  313747206    14265   343000 SH       SOLE                   343000
First Industrial Realty Trust,                  32054K103     1988    53900 SH       SOLE                    53900
First Potomac Realty Trust                      33610F109    11960   623900 SH       SOLE                   623900
General Growth Properties                       370021107    24682   834700 SH       SOLE                   834700
Global Signal, Inc.                             37944Q103     2794   127300 SH       SOLE                   127300
Health Care Property Trust                      421915109     8694   361650 SH       SOLE                   361650
Healthcare REIT Inc                             42217K106     2226    68500 SH       SOLE                    68500
Hersha Hospitality Trust                        427825104     7679   777200 SH       SOLE                   777200
Highland Hospitality Corp                       430141101     6763   672900 SH       SOLE                   672900
Highwoods Properties, Inc.                      431284108    14696   625350 SH       SOLE                   625350
Hilton Hotels Corp                              432848109    14369   770050 SH       SOLE                   770050
Hospitality Properties Trust                    44106M102     1497    35400 SH       SOLE                    35400
Host Marriott Corp                              44107P104    15674  1268100 SH       SOLE                  1268100
ISTAR Financial, Inc.                           45031U101     1664    41600 SH       SOLE                    41600
Kimco Realty Corp.                              49446R109    16819   369650 SH       SOLE                   369650
Macerich Company                                554382101    35198   735280 SH       SOLE                   735280
Maguire Properties Inc.                         559775101     1613    65100 SH       SOLE                    65100
Mid-America Apartment Communit                  59522J103     2254    59500 SH       SOLE                    59500
Mills Corp                                      601148109    15290   327400 SH       SOLE                   327400
One Liberty Properties Inc.                     682406103     6400   352400 SH       SOLE                   352400
Pan Pacific Retail Pptys                        69806L104      632    12500 SH       SOLE                    12500
Pennsylvania REIT                               709102107    25914   756600 SH       SOLE                   756600
Post Properties, Inc.                           737464107    22131   759200 SH       SOLE                   759200
Prologis Trust                                  743410102    35911  1090859 SH       SOLE                  1090859
Public Storage, Inc.                            74460D109    17781   386450 SH       SOLE                   386450
Reckson Associates                              75621K106    25074   913100 SH       SOLE                   913100
SL Green Realty                                 78440X101    17431   372450 SH       SOLE                   372450
Shurgard Storage Centers, Inc.                  82567D104     8404   224700 SH       SOLE                   224700
Simon Property Group, Inc.                      828806109    30268   588650 SH       SOLE                   588650
Sizeler Property Investors                      830137105      622    67500 SH       SOLE                    67500
Starwood Hotels & Resorts Worl                  85590A203    36781   820100 SH       SOLE                   820100
Strategic Hotel Capital Inc                     86272T106    18718  1273300 SH       SOLE                  1273300
Trizec Properties Inc.                          89687P107    15871   976100 SH       SOLE                   976100
United Dominion Realty                          910197102    11244   568470 SH       SOLE                   568470
Ventas Inc.                                     92276F100    18043   772700 SH       SOLE                   772700
Vornado Realty Trust                            929042109    31589   553130 SH       SOLE                   553130
Weingarten Realty Investment T                  948741103    15451   493950 SH       SOLE                   493950
Capital Automotive REIT Series                  139733307      982    39000 SH       SOLE                    39000
Developers Diversified Series                   251591780     1216    50700 SH       SOLE                    50700
Essex Property Trust Series F                   297178204      513    20500 SH       SOLE                    20500
Kilroy Realty Corp Series E                     49427F405      315    12800 SH       SOLE                    12800
Maguire Properties Inc. - Clas                  559775200      688    28500 SH       SOLE                    28500